Components of Amounts Recognized in Consolidated Balance Sheet (Detail) - CANADA - Other Post-Employment Obligations $ in Thousands	Jun. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 0
Current liabilities	(61)
Non-current liabilities	(2,206)
Total overfunded/(underfunded) status	$ (2,267)